Summary of Significant Accounting Policies (Details) (USD $)	9 Months Ended
Mar. 31, 2014
Summary of Significant Accounting Policies [Line Items]
Balance as of June 30, 2013	$ (157,761)
Total unrealized gains (losses):
Included in earnings	(559,791)
Warrant reclassified to equity	614,635
Balance as of March 31, 2014	$ (102,917)